UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-23217

City National Rochdale Select Strategies Fund
(Exact name of registrant as specified in charter)

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400 Park Avenue
New York, New York 10022
 (Address of principal executive offices)

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Don Andrews
City National Rochdale, LLC
400 Park Avenue
New York, New York 10022
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-888-889-0799
Date of Fiscal Year End: January 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for
City National Rochdale Select Strategies Fund

Non-Voting Fund

City National Rochdale Select Strategies Fund
City National Rochdale Select Strategies Fund invests in securities that do not have voting rights.
No votes have been cast on securities by the Fund during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

City National Rochdale Select Strategies Fund

By:   /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President, Chief Executive Officer
Date: August 25, 2020